Commitments and Contingencies - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) Locations	Dec. 31, 2020 USD ($)
Operating lease, rent expense	$ 2.5	$ 2.2
Purchase commitment, minimum amount commited	0.0
Loss contingency	$ 0.0
Watertown, Massachusetts [Member]
Number of spaces leased | Spaces | Locations	2
Operating lease, expiration date	Jan. 31, 2024
Operating lease, expiration date, second location	Jul. 31, 2028
Billerica, Massachusetts [Member]
Number of spaces leased | Spaces | Locations	1
Operating lease, expiration date	May 31, 2029